Basis of Presentation - IFRS 16 Leases (Details)	Jan. 01, 2019
Minimum
Leases
Incremental interest rate applied to lease liabilities recognised at date of initial application of IFRS 16	2.07%
Maximum
Leases
Incremental interest rate applied to lease liabilities recognised at date of initial application of IFRS 16	8.18%
Buildings and warehouses | Minimum
Leases
Lease term	10 years
Buildings and warehouses | Maximum
Leases
Lease term	15 years
Donor centers | Minimum
Leases
Lease term	13 years
Donor centers | Maximum
Leases
Lease term	15 years
Computer equipment | Minimum
Leases
Lease term	3 years
Computer equipment | Maximum
Leases
Lease term	5 years
Machinery | Minimum
Leases
Lease term	4 years
Machinery | Maximum
Leases
Lease term	5 years
Vehicles | Minimum
Leases
Lease term	3 years
Vehicles | Maximum
Leases
Lease term	5 years